Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segments Reporting [abstract]
Summary of data regarding business segments

Year ended December 31, 2018:

	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues and gains	136,810	-	-	(136,810)	-

Segment profit (loss)	(153,374)	6,931	-	146,443	-

Adjustments:
Unallocated gains					85,180
Unallocated general and administrative expenses					(11,940)
Unallocated other expenses					(4,877)
Unallocated financial expenses					(55,716)
Unallocated financial income					1,801
Unallocated exchange differences, net					14,796
Unallocated change in fair value of financial instrument at fair value					31,220
Profit before income taxes					60,464

Total depreciation and amortization
Impairment of segment assets	-	(6,971)	-	6,971	-
Unallocated					-
Total impairment					-

Assets and Liabilities December 31, 2018:

Segment assets	-	107,332	-	(107,332)	-
Equity basis investments	-	-	-	82,431	82,431
Unallocated					173,493
Total assets					255,924
Liabilities
Segment liabilities	-	27,378	-	(27,378)	-
Unallocated liabilities					316,051

Total liabilities					316,051

Year ended December 31, 2017:

	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	117,488	-	-	(117,488)	-

Segment profit (loss)	(135,445)	(55,422)	-	190,867	-

Share in losses of associates, net	(15,156)	-	-	(5,047)	(20,202)
Adjustments:
Unallocated general and administrative expenses					(14,723)
Unallocated other expenses					1,596
Unallocated financial expenses					(69,457)
Unallocated financial income					1,720
Unallocated exchange differences, net					816
Loss before income taxes					(101,882)

Additions to segment assets	-	-	-	-	-
Unallocated					11,051
Total additions					11,051
Depreciation and amortization of segment assets	-	-	-	-	-
Unallocated					29,003
Total depreciation and amortization					29,003
Impairment of segment assets	-	43,057	-	-	43,057
Unallocated					47,700
Total impairment					90,757

Assets and liabilities December 31, 2017:

Segment assets	-	187,509	5,845	-	193,354
Equity basis investments	-	-	-	5,592	5,592
Unallocated					818,425
Total assets					1,017,371
Liabilities
Segment liabilities	-	38,477	-	-	38,477
Unallocated liabilities					1,127,678

Total liabilities					1,166,155

Year ended December 31, 2016:

	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	96,333	-	-	(96,333)	-

Segment profit (loss)	(119,689)	9,354	-	110,335	-

Share in losses of associates, net	(7,960)	-	-	(46,353)	(54,313)
Adjustments:
Unallocated general and administrative expenses					(10,003)
Unallocated other expenses					(567)
Unallocated financial expenses					(60,280)
Unallocated financial income					2,318
Unallocated exchange diffrences,net					2,602
Loss before income taxes					(120,243)

Additions to segment assets	-	154,598	-	-	154,598
Unallocated					96,879
Total additions					251,477
Depreciation and amortization of segment assets	-	-	-	-	-
Unallocated					37,415
Total depreciation and amortization					37,415
Impairment of segment assets		24,564			24,564
Unallocated					165,028
Total impairment					189,592
Assets and liabilities December 31, 2016:
Segment assets	-	245,092	6,453	(5,702)	245,843
Equity basis investments	15,916			11,033	26,949
Unallocated					1,988,417
Total assets					2,261,209
Liabilities
Segment liabilities	-	3,319	-	(43)	3,276
Unallocated liabilities					2,209,319

Total liabilities					2,212,595